SCHEDULE OF RESTRICTED STOCK UNITS (Details) - Restricted Stock Units (RSUs) [Member]	9 Months Ended
Sep. 30, 2022 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock units outstanding, beginning balance | shares
Weight average fair value, beginning balance | $ / shares
Restricted stock units, granted | shares	61,367
Weight average fair value, granted | $ / shares	$ 23.02
Restricted stock units, released | shares	(34,867)
Weight average fair value, released | $ / shares	$ 26.25
Restricted stock units, cancelled | shares	(10,000)
Weight average fair value, cancelled | $ / shares
Restricted stock units outstanding, ending balance | shares	16,500
Weight average fair value, ending balance | $ / shares	$ 10.63